Employee Benefits and Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefits and Share-Based Compensation
11.	Employee Benefits and Share-Based Compensation

Amended and Restated 2013 Performance Incentive Plan

In January 2013, NCLH adopted the 2013 Performance Incentive Plan, which provided for the issuance of up to 15,035,106 of NCLH’s ordinary shares pursuant to awards granted under the plan, with no more than 5,000,000 shares being granted to one individual in any calendar year. In May 2016, the plan was amended and restated (“Restated 2013 Plan”) pursuant to approval from the Board of Directors and NCLH’s shareholders. Among other things, under the Restated 2013 Plan, the number of NCLH’s ordinary shares that may be delivered pursuant to all awards granted under the plan was increased by an additional 12,430,000 shares to a new maximum aggregate limit of 27,465,106 shares. Additionally, the expiration date of the Restated 2013 Plan was extended to March 30, 2026. Share options under the plan are granted with an exercise price equal to the closing market price of NCLH shares at the date of grant. The vesting period for time-based options is typically set at three, four or five years with a contractual life ranging from seven to 10 years. The vesting period for time-based and performance-based restricted share units is generally three years. Forfeited awards will be available for subsequent awards under the Restated 2013 Plan.

Share Option Awards

There were no time-based share option awards granted for the years ended December 31, 2019, 2018 and 2017 or performance-based share option awards granted for the year ended December 31, 2019. The performance-based options awarded to our President and Chief Executive Officer in August 2015 were subject to performance conditions such that the number of awards that ultimately vested depended on the adjusted earnings per share (“Adjusted EPS”) and adjusted return on invested capital (“Adjusted ROIC”) achieved by the Company during the performance period compared to targets established at the award date. Although the terms of the performance-based awards provide the compensation committee with the discretion to make certain adjustments to the performance calculation, it was determined that a mutual understanding of the key terms and conditions of the awards had been ascertained. In 2018, the grant date was therefore established for performance-based awards granted in prior years. The fair value of each performance-based option award is estimated on the date of grant using the Black-Scholes option-pricing model. The estimated fair value of the share options is amortized over the requisite service period using the straight-line method. The assumptions used within the option-pricing model for the performance-based awards are as follows:

	2018	2017
Dividend yield	—%	—%
Expected share price volatility	31.50% - 32.20%	25.97%
Risk-free interest rate	2.48% - 2.58%	1.81%
Expected term	3.72 - 4.22 years	4.20 years

Expected volatility was determined based on the historical share prices in our industry. The risk-free rate was based on U.S. Treasury zero coupon issues with a remaining term equal to the expected option term at grant date. The expected term was calculated under the simplified method.

The following table sets forth a summary of option activity under NCLH’s Restated 2013 Plan for the period presented:

							Weighted-
	Number of Share Option Awards			Weighted-Average Exercise Price			Average	Aggregate
	Time-	Performance-	Market-	Time-	Performance-	Market-	Contractual	Intrinsic
	Based	Based	Based	Based	Based	Based	Term	Value
	Awards	Awards	Awards	Awards	Awards	Awards	(years)	(in thousands)
Outstanding as of January 1, 2019	5,686,793	410,499	208,333	$50.65	$45.67	$59.43	6.22	$13,946
Exercised	(636,073)	(138,759)	—	40.30	19.00	—
Forfeited and cancelled	(132,166)	(156,251)	—	56.13	59.43	—
Outstanding as of December 31, 2019	4,918,554	115,489	208,333	$51.84	$59.11	$59.43	5.42	$33,413
Vested and expected to vest as of December 31, 2019	4,918,554	115,489	—	$51.84	$59.11	$—	5.41	$33,413
Exercisable as of December 31, 2019	4,917,721	115,489	—	$51.84	$59.11	$—	5.41	$33,411

The weighted-average grant-date fair value of performance-based options granted (or where a grant date had not been previously established, the fair value recognized) during the years ended December 31, 2018 and 2017 was $15.20 and $8.55, respectively. The total intrinsic value of share options exercised during 2019, 2018 and 2017 was $13.3 million, $16.7 million and $18.9 million, respectively, and total cash received by the Company from exercises was $28.3 million, $25.8 million and $27.4 million, respectively. As of December 31, 2019, there was no unrecognized compensation cost, related to options granted under our share-based incentive plans.

Restricted Ordinary Share Awards

The following is a summary of NCLH’s restricted ordinary share activity for the period presented:

	Number of
	Time-	Weighted-
	Based	Average Grant
	Awards	Date Fair Value
Non-vested as of January 1, 2019	429	$58.41
Vested	(429)	58.41
Non-vested as of December 31, 2019	—	$—

Restricted Share Unit (“RSU”) Awards

On March 1, 2019, NCLH granted to certain employees 1.9 million time-based RSU awards which vest equally over three years. Also on March 1, 2019, NCLH granted to certain members of our management team 0.5 million performance-based RSU awards, which vest upon the achievement of certain pre-established performance targets and which amount assumes the maximum level of achievement.

The fair value of the time-based and performance-based RSUs is equal to the closing market price of NCLH shares at the date of grant. The performance-based RSUs awarded to certain members of our management team are subject to performance conditions such that the number of shares that ultimately vest depends on the Adjusted EPS and Adjusted ROIC achieved by the Company during the performance period compared to targets established at the award date. Although the terms of the performance-based RSU awards provide the compensation committee with the discretion to make certain adjustments to the performance calculation, it was determined that a mutual understanding of the key terms and conditions of the awards has been ascertained. In 2018, the grant date was therefore established for performance-based RSU awards granted in prior years. The Company remeasures the probability and the cumulative share-based compensation expense of the awards each reporting period until vesting or forfeiture occurs.

The following table sets forth a summary of RSU activity for the period presented:

	Number of	Weighted-	Number of		Weighted-	Number of	Weighted-
	Time-Based	Average Grant	Performance-		Average Grant	Market-	Average Grant
	Awards	Date Fair Value	Based Awards		Date Fair Value	Based Awards	Date Fair Value
Non-vested as of January 1, 2019	2,973,032	$53.98	825,614		$56.58	50,000	$59.43
Granted	1,929,495	55.00	462,282	(1)	55.27	—	—
Vested	(1,430,291)	53.02	(121,000)		56.27	—	—
Forfeited or expired	(226,611)	55.04	(37,500)		56.27	—	—
Non-vested as of December 31, 2019	3,245,625	$54.94	1,129,396		$56.09	50,000	$59.43
Non-vested and expected to vest as of December 31, 2019	3,245,625	$54.94	483,976		$56.61	—	$—
(1)	Number of performance-based restricted share units included assumes maximum achievement of performance targets.

As of December 31, 2019, there was total unrecognized compensation costs related to non-vested time-based, non-vested performance-based and market-based RSUs of $106.5 million, $9.2 million and $0, respectively. The costs are expected to be recognized over a weighted-average period of 1.8 years, 1.1 years and 0 years, respectively, for the time-based, performance-based and market-based RSUs. Taxes paid pursuant to net share settlements in 2019, 2018 and 2017 were $20.9 million, $13.9 million and $6.3 million, respectively.

Employee Stock Purchase Plan (“ESPP”)

In April 2014, NCLH’s shareholders approved the ESPP. The purpose of the ESPP is to provide eligible employees with an opportunity to purchase NCLH’s ordinary shares at a favorable price and upon favorable terms in consideration of the participating employees’ continued services. A maximum of 2,000,000 of NCLH’s ordinary shares may be purchased under the ESPP. To be eligible to participate in an offering period, on the grant date of that period, an individual must be customarily employed by the Company or a participating subsidiary for more than twenty hours per week and for more than five months per calendar year. Participation in the ESPP is also subject to certain limitations. The ESPP is considered to be compensatory based on: a) the 15% purchase price discount and b) the look-back purchase price feature. Since the plan is compensatory, compensation expense must be recorded in the consolidated statements of operations on a straight-line basis over the six-month withholding period. As of December 31, 2019 and 2018, we had a liability for payroll withholdings received of $2.1 million and $1.9 million, respectively.

The compensation expense recognized for share-based compensation for the periods presented include the following (in thousands):

	Year Ended December 31,
Classification of expense	2019	2018	2017
Payroll and related (1)	$17,597	$15,629	$9,455
Marketing, general and administrative (2)	77,458	100,354	77,584
Total share-based compensation expense	$95,055	$115,983	$87,039
(1)	Amounts relate to equity granted to certain of our shipboard officers.
(2)	Amounts relate to equity granted to certain of our corporate employees.

Employee Benefit Plans

We offer annual incentive bonuses pursuant to our Restated 2013 Plan for our executive officers and other key employees. Bonuses under the plan become earned and payable based on the Company’s performance during the applicable performance period and the individual’s continued employment. Company performance criteria include the attainment of certain financial targets and other strategic objectives.

Certain employees are employed pursuant to agreements that provide for severance payments. Severance is generally only payable upon an involuntary termination of the employment by us without cause or a termination by the employee for good reason. Severance generally includes a series of cash payments based on the employee’s base salary (and in some cases, bonus), and our payment of the employee’s continued medical benefits for the applicable severance period.

We maintain a 401(k) Plan for our shoreside employees, including our executive officers. Participants may contribute up to 100% of eligible compensation each pay period, subject to certain limitations. We make matching contributions equal to 100% of the first 3% and 50% of amounts greater than 3% to and including 10% of each participant’s contributions subject to certain limitations. In addition, we may make discretionary supplemental contributions to the 401(k) Plan, which shall be allocated pro rata to each eligible participant based on the compensation of the participant relative to the total compensation of all participants. Our matching contributions are vested according to a five-year schedule. The 401(k) Plan is subject to the provisions of ERISA and is intended to be qualified under section 401(a) of the U.S. Internal Revenue Code (the “Code”).

Our matching contributions are reduced by amounts forfeited by those employees who leave the 401(k) Plan prior to vesting fully in the matching contributions. Forfeited contributions of $0.2 million, $0.3 million and $0.3 million were utilized in the years ended December 31, 2019, 2018 and 2017, respectively.

We recorded total expenses related to the above 401(k) Plan of $9.1 million, $9.3 million and $7.3 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Effective January 2009, we implemented the Shipboard Retirement Plan which computes benefits based on years of service, subject to eligibility requirements. The Shipboard Retirement Plan is unfunded with no plan assets. The current portion of the projected benefit obligation of $0.9 million and $1.0 million was included in accrued expenses and other liabilities as of December 31, 2019 and 2018, respectively, and $27.8 million and $23.3 million was included in other long-term liabilities in our consolidated balance sheets as of December 31, 2019 and 2018, respectively.

The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	As of or for the Year Ended December 31,
	2019	2018	2017
Pension expense:
Service cost	$2,135	$2,167	$1,987
Interest cost	1,001	857	887
Amortization of prior service cost	378	378	378
Amortization of actuarial loss	—	51	40
Total pension expense	$3,514	$3,453	$3,292
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$24,318	$24,587	$22,605
Service cost	2,135	2,167	1,987
Interest cost	1,001	857	887
Actuarial gain (loss)	2,308	(2,271)	458
Direct benefit payments	(1,067)	(1,022)	(1,350)
Projected benefit obligation at end of year	$28,695	$24,318	$24,587
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$28,695	$24,318	$24,587

	For the Year Ended December 31,
	2019	2018	2017
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(3,781)	$(4,159)	$(4,537)
Accumulated actuarial loss	(3,413)	(1,105)	(3,426)
Accumulated other comprehensive income (loss)	$(7,194)	$(5,264)	$(7,963)

The discount rates used in the net periodic benefit cost calculation for the years ended December 31, 2019, 2018 and 2017 were 4.2%, 3.6% and 4.0%, respectively, and the actuarial loss is amortized over 18.91 years. The discount rate is used to measure and recognize obligations, including adjustments to other comprehensive income (loss), and to determine expense during the periods. It is determined by using bond indices which reflect yields on a broad maturity and industry universe of high-quality corporate bonds.

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2020	$922
2021	949
2022	1,045
2023	1,208
2024	1,340
Next five years	10,585